RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
SCHEDULE OF RIGHT OF USE ASSETS

Leased properties
HK$
COST
At April 1, 2024, March 31, 2025 and April 1, 2025	678,050
Derecognition upon expiry of lease	(678,050)
Addition	624,735

At March 31, 2026	624,735

DEPRECIATION
At April 1, 2024	282,521
Provided for the year	226,017

At March 31, 2025	508,538
Provided for the year	221,574
Derecognition upon expiry of lease	(678,050)

At March 31, 2026	52,062

CARRYING VALUES
At March 31, 2026	572,673

At March 31, 2025	169,512

At March 31, 2024	395,529